Prepaid Expenses and Deposits (Tables)	12 Months Ended
Nov. 30, 2021
Current prepayments [abstract]
Summary of prepaid expenses and deposits

	2021	2020

Prepaid expenses	$7,721	$4,997
Deposits	3,024	192

	$10,745	$5,189